RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Nov. 30, 2021
Related party transactions [abstract]
Disclosure of amounts due to directors and officers [Table Text Block]
	November 30, 2021	November 30, 2020

Company controlled by Former Chief Financial Officer	$-	$3,865
Company controlled by Corporate Secretary	10,500	-
Chief Executive Officer of the Company	561	823
Director	41,667	41,667
	$52,728	$46,355

Disclosure of transactions between related parties [Table Text Block]
	November 30, 2021	November 30, 2020	November 30, 2019
Management fees	$118,000	$114,125	$123,000
Consulting fees	307,734	166,667	-
Accounting fees	36,202	22,852	24,490
Rent	5,000	20,000	-
Stock-based compensation	410,132	271,993	260,145
Salaries and benefits to CEO	313,626	133,387	318,790
	$1,190,694	$729,024	$726,425

Disclosure of management fees explanatory [Table Text Block]
	November 30, 2021	November 30, 2020	November 30, 2019
Company controlled by Interim CFO and Corporate Secretary	$63,000	$55,125	$63,000
Company controlled by Former CFO	55,000	59,000	60,000
	$118,000	$114,125	$123,000

Disclosure of information about key management personnel [Table Text Block]
	November 30, 2021		November 30, 2020		November 30, 2019
	Number of options held	Expense for the year (vested)	Number of options held	Expense for the year (vested)	Number of options held	Expense for the year (vested)
CEO	600,000	$133,275	400,000	$44,455	400,000	$113,077
Former CFO	150,000	33,319	100,000	11,113	100,000	28,269
Corporate Secretary	150,000	33,319	100,000	11,113	100,000	28,269
Directors	825,000	210,219	1,050,000	205,312	250,000	90,530
	1,725,000	$410,132	1,650,000	$271,993	850,000	$260,145